SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$ 999	$ 674	$ 674	$ 0
Derivative liability reclassified to equity upon exercise of warrants	80	427	608	0	86
Common stock units issued as payment of accrued consulting fees			0	60
Common stock units issued as payment of placement fees			0	110
Common stock and warrants issued as payment of consulting fees			$ 0	$ 499